Trust Account (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale and Held-to-Maturity, after Allowance for Credit Loss [Abstract]
Summary of Available-for-sale Securities Reconciliation	Since all of the Company’s permitted investments consist of a money market fund and a demand deposit account, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

Quoted Prices in Active Markets (Level 1)
Money market fund as of December 31, 2023	$794,750,266
Since all of the Company’s permitted investments consist of U.S. government treasury bills and cash, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

Quoted Prices in Active Markets (Level 1)
Money market fund as of December 31, 2022	$441,037
Money market fund as of December 31, 2023	$794,750,266

Summary of excluding gross unrealized holding gain
The carrying value, excluding gross unrealized holding gain and fair value of held to maturity securities on December
31
, 2022, is as follows:

	Amortized Cost	Gross Holding Gain	Quoted Prices in Active Markets (Level 1)
U.S. Government Treasury Securities as of December 31, 2022 (1)	$759,271,905	$161,421	$759,433,326

(1)	Maturity date March 23, 2023.